INVESTMENT IN U.S. RESIDENTIAL DEVELOPMENTS - Changes in the Balances of Equity-accounted Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in U.S. residential developments
Investment Properties [Roll Forward]
Opening balance	$ 138,369,000	$ 143,153,000
Advances	14,192,000	15,655,000
Distributions	(28,363,000)	(37,336,000)
Income from investments in U.S. residential developments	30,773,000	16,897,000
Balance, end of year	154,971,000	138,369,000
Gains (losses) on disposals of investments	$ 0	0
Bryson MPC Holdings LLC | THPAS Development JV-2 LLC
Investment Properties [Roll Forward]
Advances		$ 2,760,000